Basis of preparation (Detail Textual)	1 Months Ended	12 Months Ended
	Jan. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($) MXN-Rate	Dec. 31, 2017 MXN-Rate	Dec. 31, 2016 MXN-Rate
Closing foreign exchange rate | MXN-Rate		19.67	19.66	20.64
Depreciation, right-of-use assets		$ 193,129
Interest expense on lease liabilities		$ 33,572
Preliminary Lease [Member]
Cash outflow for leases	$ 18,290
Bottom of range [member] | Preliminary Lease [Member]
Right-of-use assets	900,000
Lease liabilities	900,000
Top of range [member] | Preliminary Lease [Member]
Right-of-use assets	950,000
Lease liabilities	$ 950,000